Leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
Average discount rate used for measuring lease liabilities	5.98%	5.90%
Net impact consolidated value	$ (1,584)	$ (1,208)